LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.80%
INVESTMENT COMPANY–3.80%
Fixed Income Fund–3.80%
✢American Funds Insurance Series®– Mortgage Fund	5,623,326	$ 62,868,786
Total Affiliated Investment (Cost $58,970,556)		62,868,786
UNAFFILIATED INVESTMENTS–96.17%
INVESTMENT COMPANIES–96.17%
Asset Allocation Fund–14.69%
✧American Funds®– Capital Income Builder	4,179,791	242,804,069
		242,804,069
Equity Funds–26.72%
✧American Funds®– American Mutual Fund	3,534,382	146,464,804
✢American Funds Insurance Series®-
Growth Fund	1,702,264	172,047,829
Growth-Income Fund	2,458,794	123,087,218
		441,599,851
Fixed Income Funds–37.36%
✧American Funds®-
High-Income Trust	3,279,365	31,580,287
Intermediate Bond Fund of America	9,398,803	133,556,985
✢American Funds Insurance Series®-
Bond Fund	34,137,362	405,210,491
U.S. Government/AAA-Rated Securities Fund	3,571,289	47,141,018
		617,488,781
Global Equity Funds–4.05%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,121,394	16,170,504
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds (continued)
✢American Funds Insurance Series®- (continued)
Global Small Capitalization Fund	1,914,780	$ 50,837,399
		67,007,903
Global Fixed Income Fund–1.89%
✢American Funds Insurance Series®– Global Bond Fund	2,496,091	31,251,054
		31,251,054
International Equity Funds–9.05%
✧American Funds®-
New Perspective Fund	943,620	50,898,886
New World Fund	448,511	33,176,346
✢American Funds Insurance Series®– International Fund	3,352,495	65,474,222
		149,549,454
Money Market Fund–2.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	39,818,624	39,818,624
		39,818,624
Total Unaffiliated Investments (Cost $1,387,282,787)		1,589,519,736

TOTAL INVESTMENTS–99.97% (Cost $1,446,253,343)	1,652,388,522
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	464,312
NET ASSETS APPLICABLE TO 142,604,873 SHARES OUTSTANDING–100.00%	$1,652,852,834

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
370	U.S. Treasury 5 yr Notes	$46,631,563	$46,574,046	12/31/20	$57,517	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
yr–Year
See accompanying notes.
LVIP American Global Balanced Allocation Managed Risk Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$62,868,786	$—	$—	$62,868,786
Unaffiliated Investment Companies	1,589,519,736	—	—	1,589,519,736
Total Investments	$1,652,388,522	$—	$—	$1,652,388,522
Derivatives:
Assets:
Futures Contract	$57,517	$—	$—	$57,517
There were no Level 3 investments at the beginning or end of the period.
LVIP American Global Balanced Allocation Managed Risk Fund–3

LVIP American Global Balanced Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.80%@
Fixed Income Fund-3.80%@
✢American Funds Insurance Series® – Mortgage Fund	$65,382,077	$13,386,063	$19,443,863	$461,061	$3,083,448	$62,868,786	5,623,326	$335,154	$—

@ As a percentage of Net Assets as of September 30, 2020.
✢ Class 1 shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP American Global Balanced Allocation Managed Risk Fund–4